Summary of Financial Obligations (Detail) (USD $)	Dec. 31, 2013
Bridge Loan
Debt Instrument [Line Items]
2015	$ 3,089,502
Thereafter	0
Total	3,089,502
Bank Loan [Member]
Debt Instrument [Line Items]
2014	206,490
2015	688,300
2016	757,130
Thereafter	0
Total	$ 1,651,920